Financial instruments - Fair value and risk management - Summary of derivative financial instruments (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	€ 352.8	€ 346.7	€ 1,585.5
Derivative financial liabilities	(182.1)	(397.8)	(38.6)
Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	(182.1)	(397.8)	(7.5)
Designated as fair value financial instruments
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities			(31.1)
Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	325.9	346.7	1,393.7
Where hedge accounting is no longer applied
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	26.9		41.2
Designated as fair value financial instruments
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets			150.6
Less than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	349.5	292.1	1,400.4
Derivative financial liabilities	(178.0)	(386.6)	(38.6)
Less than one year | Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	(178.0)	(386.6)	(7.5)
Less than one year | Designated as fair value financial instruments
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities			(31.1)
Less than one year | Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	322.6	292.1	1,208.6
Less than one year | Where hedge accounting is no longer applied
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	26.9		41.2
Less than one year | Designated as fair value financial instruments
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets			150.6
More than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	3.3	54.6	185.1
Derivative financial liabilities	(4.1)	(11.2)
More than one year | Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	(4.1)	(11.2)
More than one year | Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	3.3	54.6	185.1
Foreign currency risk | Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	147.2	279.4	474.1
Derivative financial liabilities	(3.3)	(48.0)	(31.0)
Net derivative financial assets (liabilities)	143.9	231.4	443.1
Foreign currency risk | Cash Flow Hedges | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Notional amount	518.1	2,305.5	4,180.3
Foreign currency risk | Cash Flow Hedges | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,125.4	4,771.0	2,151.8
Foreign currency risk | Cash Flow Hedges | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	144.0	226.2	313.7
Derivative financial liabilities		(44.9)	(31.0)
Net derivative financial assets (liabilities)	144.0	181.3	282.7
Foreign currency risk | Cash Flow Hedges | Less than one year | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Notional amount	494.0	1,893.6	2,082.4
Foreign currency risk | Cash Flow Hedges | Less than one year | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,701.7	3,979.4	2,151.8
Foreign currency risk | Cash Flow Hedges | More than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	3.2	53.2	160.4
Derivative financial liabilities	(3.3)	(3.1)
Net derivative financial assets (liabilities)	(0.1)	50.1	160.4
Foreign currency risk | Cash Flow Hedges | More than one year | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Notional amount	24.1	411.9	2,097.9
Foreign currency risk | Cash Flow Hedges | More than one year | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	423.7	791.6
Interest rate risk | Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets		3.6	4.4
Interest rate risk | Cash Flow Hedges | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Notional amount		32.0	43.5
Interest rate risk | Cash Flow Hedges | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets		2.2	1.9
Interest rate risk | Cash Flow Hedges | Less than one year | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Notional amount		16.4	12.1
Interest rate risk | Cash Flow Hedges | More than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets		1.4	2.5
Interest rate risk | Cash Flow Hedges | More than one year | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Notional amount		15.6	31.4
Commodity price risk | Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	205.6	63.7	956.3
Derivative financial liabilities	(178.8)	(349.8)	(7.5)
Net derivative financial assets (liabilities)	26.8	(286.1)	948.8
Commodity price risk | Cash Flow Hedges | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,716.0	3,815.0	2,055.6
Commodity price risk | Cash Flow Hedges | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	205.5	63.7	934.1
Derivative financial liabilities	(178.0)	(341.7)	(7.5)
Net derivative financial assets (liabilities)	27.5	(278.0)	926.6
Commodity price risk | Cash Flow Hedges | Less than one year | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,713.8	3,504.5	1,901.0
Commodity price risk | Cash Flow Hedges | More than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	0.1		22.2
Derivative financial liabilities	(0.8)	(8.1)
Net derivative financial assets (liabilities)	(0.7)	(8.1)	22.2
Commodity price risk | Cash Flow Hedges | More than one year | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 2.2	€ 310.5	€ 154.6